Note 4 - Notes Payable and Line of Credit (Details Textual) - USD ($)			3 Months Ended	12 Months Ended		41 Months Ended	44 Months Ended
	Dec. 29, 2020	Oct. 23, 2017	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Aug. 10, 2020	Jul. 24, 2020	Mar. 24, 2020	Nov. 27, 2019	Nov. 15, 2019
Notes Payable, Current, Total				$ 3,594,804	$ 5,054,728	$ 3,594,804
Gain (Loss) on Amendment to Line of Credit				(650,000)	$ 0
The July 24 Note [Member]
Gain (Loss) on Amendment to Line of Credit	$ (650,000)
Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total										$ 4,000,000		$ 4,000,000
Disposal Group, Including Discontinued Operation, Consideration			$ 4,000,000	4,000,000		4,000,000	$ 4,000,000
Teco [Member] | The July 24 Note [Member]
Financing Receivable, after Allowance for Credit Loss, Total	3,025,000		1,025,000	1,025,000		1,025,000	1,025,000
Increase (Decrease) in Notes Receivable, Current	975,000
Notes Receivable, Maximum Allowed Prepayments On Note	325,000
Disposal Group, Including Discontinued Operation, Consideration	4,000,000
Gain (Loss) on Amendment to Line of Credit	$ (650,000)			(650,000)
Notes Receivable, Additional Advances			50,000	50,000
Interest Payable			58,495				58,495
The July 24 Note [Member]
Debt Instrument, Interest Rate, Stated Percentage									8.00%
The July 24 Note [Member] | Revolving Credit Facility [Member]
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Line of Credit Facility, Maximum Borrowing Capacity									$ 500,000
The July 24 Note [Member] | Teco [Member]
Financing Receivable, after Allowance for Credit Loss, Total									$ 4,000,000
Debt Instrument, Forgiveness, Ratio of Notes Receivable Amount Reduced to the Debt Balance Outstanding									3
Promissory Note [Member] | The 0% Note Payable Dated October 23, 2017 [Member]
Debt Instrument, Interest Rate, Stated Percentage		0.00%						0.00%			0.00%
Debt Instrument, Face Amount		$ 700,000
Debt Instrument, Term (Year)		3 years
Debt Instrument, Present Value		$ 521,067
Receivable with Imputed Interest, Effective Yield (Interest Rate)		20.30%
Debt Instrument, Unamortized Discount, Total		$ 178,933	0	0		0	0
Repayments of Debt						330,555	330,555
Notes Payable, Current, Total			$ 369,445	$ 369,445		$ 369,445	$ 369,445
Promissory Note [Member] | The 0% Note Payable Dated October 23, 2017 [Member] | Membership Interest Purchase Agreement for Sale of Interest in GB Sciences Nopah, LLC [Member]
Debt Instrument, Principal Balance After Reduction Upon Close of Disposition								$ 190,272
Debt Instrument, Penalty Rate Waived Upon Closing of Disposition								15.00%
Nevada Medical Marijuana Production License Agreement [Member]
Payments to Acquire License		$ 500,000
Nevada Medical Marijuana Production License Agreement [Member] | Production License [Member]
Ownership of Licence		100.00%
Nevada Medical Marijuana Production License Agreement [Member] | Cultivation License [Member]
Ownership of Licence		100.00%